UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09135

        Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen New York Dividend Advantage Municipal Fund (NAN) December 31, 2005

Principal		Optional Call
Amount (000)	Description(1)	Provisions(2)	Ratings(3)	Value

	Consumer Discretionary - 0.3% (0.2% of Total Investments)
$500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp,	9/15 at 100.00	BBB-	$495,535
	Series 2005, 5.000%, 9/01/35

	Consumer Staples - 3.0% (2.1% of Total Investments)
165	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23	6/10 at 101.00	BBB	169,264
485	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	490,641
910	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002,	5/12 at 100.00	BBB	927,135
	5.375%, 5/15/33
400	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	403,564
	Series 2001A, 5.200%, 6/01/25
2,250	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	BBB	2,363,198

4,210	Total Consumer Staples			4,353,802

	Education and Civic Organizations - 16.8% (11.5% of Total Investments)
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities,	7/32 at 100.00	AAA	1,084,720
	Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured
845	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A,	No Opt. Call	AAA	966,511
	5.500%, 7/01/18 - FGIC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology, Series 2000,	7/10 at 101.00	AAA	537,175
	5.375%, 7/01/20 - FSA Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999,	7/09 at 101.00	AA	1,357,300
	6.250%, 7/01/29 - RAAI Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999:
1,750	6.000%, 7/01/20 - RAAI Insured	7/09 at 102.00	AA	1,905,523
750	6.000%, 7/01/28 - RAAI Insured	7/09 at 102.00	AA	816,143
3,000	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 1999A,	7/09 at 101.00	A+	3,193,620
	5.500%, 7/01/16
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility	10/15 at 100.00	A-	381,648
	Project, Series 2005, 5.000%, 10/01/35
	Kenmore Housing Authority, New York, Revenue Bonds, State University of New York at Buffalo Student
	Apartment Project, Series 1999A:
3,050	5.500%, 8/01/19 - RAAI Insured	8/09 at 102.00	AA	3,234,739
2,750	5.500%, 8/01/24 - RAAI Insured	8/09 at 102.00	AA	2,913,735
3,070	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John Fisher	6/09 at 102.00	AA	3,232,403
	College, Series 1999, 5.375%, 6/01/24 - RAAI Insured
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College,	10/14 at 100.00	A-	338,085
	Series 2004, 5.000%, 10/01/34
1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater	2/11 at 100.00	A-	1,867,734
	New York, Series 2002, 5.250%, 8/01/21
500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk Art, Series	7/10 at 101.00	A	540,295
	2000, 6.000%, 7/01/22 - ACA Insured
1,500	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara University,	11/11 at 101.00	AA	1,618,485
	Series 2001A, 5.350%, 11/01/23 - RAAI Insured

22,465	Total Education and Civic Organizations			23,988,116

	Health Care - 35.2% (24.0% of Total Investments)
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Medical Center, Series 1999:
1,120	6.000%, 5/01/19	5/09 at 101.00	N/R	1,150,576
1,460	6.000%, 5/01/29	5/09 at 101.00	N/R	1,492,354
2,480	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Memorial	2/09 at 101.00	AAA	2,620,269
	Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 - MBIA Insured
4,825	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore	8/09 at 101.00	AAA	5,136,549
	Medical Center, Series 1999, 5.450%, 8/01/29 - AMBAC Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Victory
	Memorial Hospital, Series 1999:
2,165	5.250%, 8/01/15 - MBIA Insured	8/09 at 101.00	AAA	2,273,510
2,000	5.375%, 8/01/25 - MBIA Insured	8/09 at 101.00	AAA	2,129,000
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital,	2/15 at 100.00	AAA	654,481
	Series 2004, 5.000%, 8/01/29 - FGIC Insured
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Gurwin	2/15 at 100.00	AA	2,029,440
	Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
2,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Saint Lukes Roosevelt Hospital,	8/15 at 100.00	AA	2,662,218
	Series 2005, 4.900%, 8/15/31
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership
	Obligated Group - Frances Shervier Home and Hospital, Series 1997:
2,000	5.500%, 7/01/17 - RAAI Insured	7/07 at 102.00	AA	2,094,220
2,000	5.500%, 7/01/27 - RAAI Insured	7/07 at 102.00	AA	2,092,860
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island	7/10 at 101.00	Baa1	2,193,600
	Obligated Group - St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group,
	Series 2001:
165	5.375%, 7/01/20	7/11 at 101.00	Ba2	166,667
500	5.500%, 7/01/30	7/11 at 101.00	Ba2	500,945
1,575	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group,	7/10 at 101.00	Ba1	1,677,564
	Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series 2000C,	7/08 at 100.00	Ba1	253,228
	5.500%, 7/01/26
2,460	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	2,682,901
	Series 2004A, 5.250%, 8/15/15 - FSA Insured
250	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996, 6.250%, 7/01/13	7/06 at 102.00	B2	246,975
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1	529,095
	Series 2003B, 5.500%, 7/01/23
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital	7/13 at 100.00	Baa1	626,010
	Association, Series 2003A, 5.500%, 7/01/32
4,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds, Wyckoff Heights	2/08 at 101.50	AAA	5,100,793
	Medical Center, Series 1998H, 5.300%, 8/15/21 - MBIA Insured
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H.	7/10 at 100.00	BB	439,845
	Noyes Hospital, Series 2005, 6.000%, 7/01/30
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A,	2/13 at 100.00	AAA	1,890,000
	5.250%, 2/15/22 - AMBAC Insured
585	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University	7/12 at 100.00	B2	595,723
	Hospital, Series 2001B, 6.375%, 7/01/31
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University	7/12 at 101.00	B2	103,097
	Hospital, Series 2002C, 6.450%, 7/01/32
4,000	Ulster County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Kingston Hospital,	11/09 at 101.00	A2	4,161,880
	Series 1999, 5.650%, 11/15/24
3,750	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage Revenue Bonds,	8/09 at 101.00	AA+	4,020,225
	Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital,	7/11 at 101.00	BB	676,988
	Series 2001A, 7.125%, 7/01/31

47,680	Total Health Care			50,201,013

	Housing/Multifamily - 5.1% (3.5% of Total Investments)
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	2,730,096
	Series 2005A, 5.000%, 7/01/25 - FGIC Insured
3,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/11 at 101.00	AA	3,118,320
	Series 2001A, 5.500%, 11/01/31
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	786,570
	Series 2004A, 5.250%, 11/01/30
680	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	684,746
	Series 2005F-1, 4.750%, 11/01/35

7,015	Total Housing/Multifamily			7,319,732

	Housing/Single Family - 2.6% (1.7% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	721,903
	Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
2,110	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	2,136,143
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	851,567
	(Alternative Minimum Tax)

3,595	Total Housing/Single Family			3,709,613

	Long-Term Care - 4.9% (3.4% of Total Investments)
	Appleridge Retirement Community Inc., New York, GNMA Collateralized Mortgage Revenue Bonds, Series 1999:
1,150	5.700%, 9/01/31	9/09 at 102.00	Aaa	1,248,325
1,250	5.750%, 9/01/41	9/09 at 102.00	Aaa	1,358,725
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%,	7/15 at 100.00	A	255,003
	7/01/35 - ACA Insured
665	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs	7/10 at 102.00	N/R	717,116
	Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs	7/11 at 101.00	N/R	788,850
	Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
2,570	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael Malotz	2/09 at 101.00	AAA	2,681,615
	Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 - MBIA Insured

6,635	Total Long-Term Care			7,049,634

	Tax Obligation/General - 11.0% (7.5% of Total Investments)
4,950	New York City, New York, General Obligation Bonds, Fiscal Series 1999J, 5.125%, 5/15/29 - MBIA Insured	5/09 at 101.00	AAA	5,196,064
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	1,081,660
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,500	5.000%, 11/01/19 - FSA Insured	11/14 at 100.00	AAA	1,598,565
600	5.000%, 11/01/20 - FSA Insured	11/14 at 100.00	AAA	637,602
1,125	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 - FSA Insured	8/15 at 100.00	AAA	1,216,136
800	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	845,440
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 - MBIA Insured	No Opt. Call	AAA	809,561
720	5.250%, 10/01/19 - MBIA Insured	No Opt. Call	AAA	814,039
2,280	Rockland County, New York, General Obligation Bonds, Series 1999, 5.600%, 10/15/16	10/09 at 101.00	AA-	2,479,774
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
500	5.250%, 7/01/23	1/08 at 100.00	A3	516,145
500	5.250%, 7/01/24	1/08 at 100.00	A3	516,145

14,695	Total Tax Obligation/General			15,711,131

	Tax Obligation/Limited - 26.6% (18.1% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,093,880
1,155	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds, Series 2005A,	9/15 at 100.00	AAA	1,240,574
	5.000%, 9/01/18 - MBIA Insured
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%,	7/15 at 100.00	AAA	639,572
	7/01/24 - CIFG Insured
35	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	8/10 at 100.00	AAA	38,371
	Series 2000D, 5.875%, 8/15/18 - FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	2/15 at 100.00	AAA	524,085
	Series 2005B, 5.000%, 2/15/30 - AMBAC Insured
1,000	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities Development	4/12 at 100.00	AA-	1,066,510
	Program, Series 2002, 5.375%, 4/01/19
185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F,	3/15 at 100.00	AAA	197,286
	5.000%, 3/15/21 - FSA Insured
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School	5/14 at 100.00	AAA	620,538
	District, Series 2004, 5.750%, 5/01/26 - FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 - FSA Insured	11/12 at 100.00	AAA	2,141,440
2,000	5.000%, 11/15/30	11/12 at 100.00	AA-	2,067,300
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,700	5.750%, 1/01/17	No Opt. Call	AA-	1,942,352
1,000	5.125%, 1/01/29	7/12 at 100.00	AA-	1,054,490
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,186,014
2,180	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series 2004H,	No Opt. Call	AAA	2,397,978
	5.250%, 11/15/13 - AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,000	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,061,640
1,100	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,166,143
810	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	858,090
1,875	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	1,976,438
1,670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E,	2/13 at 100.00	AAA	1,749,525
	5.000%, 2/01/23
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%,	3/14 at 100.00	AA-	1,055,350
	3/15/21
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	3,935,670
	Series 2005B, 5.500%, 4/01/20 - AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	2,155,740
2,000	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	2,143,800
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	1,091,080
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
3,345	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P. Colahan	10/09 at 101.00	AAA	3,575,772
	Court Complex, Series 1999, 5.250%, 10/15/15 - AMBAC Insured
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	834,000

34,975	Total Tax Obligation/Limited			37,813,638

	Transportation - 11.9% (8.1% of Total Investments)
700	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	746,361
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A,	11/12 at 100.00	AAA	1,068,230
	5.125%, 11/15/22 - FGIC Insured
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport -	8/12 at 101.00	B-	1,067,460
	American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
865	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	908,155
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
700	5.000%, 1/01/30 - FSA Insured	7/15 at 100.00	AAA	738,731
2,100	5.000%, 1/01/32 - FSA Insured	7/15 at 100.00	AAA	2,211,174
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport,	4/09 at 101.00	AAA	529,780
	Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
800	5.000%, 12/01/19 - FSA Insured	6/15 at 101.00	AAA	864,808
1,300	5.000%, 12/01/28 - XLCA Insured	6/15 at 101.00	AAA	1,370,772
615	5.000%, 12/01/31 - XLCA Insured	6/15 at 101.00	AAA	645,566
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth Series	10/07 at 101.00	AAA	3,135,660
	2000, 5.750%, 10/15/26 - MBIA Insured (Alternative Minimum Tax)
1,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A, 5.250%,	1/12 at 100.00	Aa2	1,081,350
	1/01/16
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,634,875
	Series 2002B, 5.000%, 11/15/21

16,080	Total Transportation			17,002,922

	U.S. Guaranteed(4) - 16.0% (11.0% of Total Investments)
175	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	8/10 at 100.00	AAA	193,384
	Series 2000D, 5.875%, 8/15/18 (Pre-refunded 8/15/10) - FSA Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A,	3/13 at 100.00	AA(4)	666,612
	5.375%, 3/15/22 (Pre-refunded 3/15/13)
525	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement Asset-Backed	7/10 at 101.00	AAA	584,918
	Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
1,250	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,	7/07 at 102.00	AAA	1,305,838
	5.000%, 7/01/20 - AMBAC Insured
5,520	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23	10/14 at 100.00	AAA	6,143,534
	(Pre-refunded 10/01/14) - FSA Insured
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2000:
265	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	294,656
1,665	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	1,861,054
50	New York City, New York, General Obligation Bonds, Fiscal Series 1999J, 5.125%, 5/15/29	5/09 at 101.00	AAA	53,313
	(Pre-refunded 5/15/09) - MBIA Insured
400	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23	6/10 at 101.00	AAA	441,512
	(Pre-refunded 6/01/10)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2003A,	4/13 at 100.00	AAA	1,103,440
	5.250%, 4/01/23 (Pre-refunded 4/01/13) - MBIA Insured
2,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	2,182,600
	5.000%, 4/01/20 (Pre-refunded 4/01/14) - MBIA Insured
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities	3/12 at 100.00	AA(4)	1,087,540
	and Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded 3/15/12)
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1997A, 5.250%,	1/22 at 100.00	Aa2(4)	3,411,420
	1/01/28 (Pre-refunded 1/01/22)
600	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 2004A, 6.875%,	6/09 at 101.00	N/R(4)	637,758
	12/01/34
1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/10 at 101.00	AAA	1,431,175
	Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
1,400	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties -	2/11 at 100.00	BBB-(4)	1,605,324
	Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

20,700	Total U.S. Guaranteed			23,004,078

	Utilities - 9.3% (6.3% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
2,300	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	2,410,354
4,575	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	4,795,697
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%,	9/13 at 100.00	AAA	2,155,780
	9/01/15 - CIFG Insured
2,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/30	11/10 at 100.00	Aa2	2,119,000
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds,	11/11 at 101.00	Baa3	263,962
	American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put 11/15/14)
	(Alternative Minimum Tax)
600	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding	11/11 at 101.00	Baa3	633,420
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13)
	(Alternative Minimum Tax)
955	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners	No Opt. Call	N/R	918,061
	Facility, Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

12,680	Total Utilities			13,296,274

	Water and Sewer - 3.8% (2.6% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+	2,150,080
	Fiscal Series 2001A, 5.500%, 6/15/33
1,130	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/12 at 100.00	AA+	1,226,005
	Fiscal Series 2003A, 5.375%, 6/15/19
1,955	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds	11/12 at 100.00	AAA	2,120,706
	Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17

5,085	Total Water and Sewer			5,496,791

$196,315	Total Investments (cost $198,096,271) - 146.5%			209,442,279

	Other Assets Less Liabilities - 1.8%			2,496,963

	Preferred Shares, at Liquidation Value - (48.3)%			(69,000,000)

	Net Assets Applicable to Common Shares - 100%			$142,939,242

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $198,018,487.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$11,573,971
Depreciation	(150,179)

Net unrealized appreciation (depreciation) of investments	$11,423,792

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.